Provision For Lease Return Costs For Aircraft And Engines (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Provision for Return Condition Checks for Aircraft Under Operating Leases
Details of provision for lease return costs for aircraft and engines are as follows:

	2020	2019
	RMB million	RMB million
At January 1	7,178	6,560
Accrual	283	702
Utilization	(471)	(84)

At December 31	6,990	7,178
Less: current portion	(24)	(519)

Non-current portion	6,966	6,659